General information and basis of preparation	6 Months Ended
Jun. 30, 2025
General Information About Financial Statements [Abstract]
General information and basis of preparation

1	General information and basis of preparation
General information
Super Group (SGHC) Limited ("Super Group" or the "Company") is a holding company primarily engaged, through its operating subsidiaries, in the business of online sports betting and casino games.
The Company is a limited company incorporated under the Companies (Guernsey) Law, 2008 (the "Companies Law") on March 29, 2021. The registered office is located at Kingsway House, Havilland Street, St Peter Port, Guernsey.
Super Group and its subsidiaries (together, the "Group") operate a number of interactive gaming services under licenses granted by gaming authorities in various countries. Super Group is the ultimate holding company of the Group. These interactive gaming services consist mainly of casino games of chance and sports betting. The Group is focused on the delivery of a converged interactive gaming experience allowing its customers to interact with its games under several brands on a variety of platforms. The Group also licenses the Betway brand to companies external to the Group.
The unaudited condensed consolidated interim financial statements of the Group for the period ended June 30, 2025 were approved by the Audit Committee on September 4, 2025.

Basis of preparation
The unaudited condensed consolidated interim financial statements of the Group as of and for the six months ended June 30, 2025 and June 30, 2024 have been prepared in accordance with and in compliance with International Accounting Standard 34 ("IAS 34") as issued by the International Accounting Standards Board ("IASB"). Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the IASB have been condensed or omitted.
These unaudited condensed consolidated interim financial statements have been prepared on the same basis and by applying the same accounting policies as those applied in the audited annual financial statements for the year ended December 31, 2024, except as discussed in note 3. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Group's audited annual consolidated financial statements for the year ended December 31, 2024, and accompanying notes, which have been prepared in accordance with IFRS as issued by the IASB.
The Group has adopted a change in presentation currency from EUR to USD at January 1, 2025. The comparatives have been re-presented retrospectively as if the new presentation currency had always been the presentation currency.
All amounts presented in these unaudited condensed consolidated financial statements are stated in millions unless otherwise stated. Rounding adjustments have been made to some of the figures included in these unaudited condensed consolidated interim financial statements. Accordingly numerical figures shown as totals may not be in arithmetic aggregation.
Although the sporting calendar is year-round, customers in different territories place importance on different sporting competitions and events taking place at different times of the year. However, due to our widespread geographic footprint, diverse customer base, and broad product offering, the effects of seasonal fluctuations on the Group's results are minimal.